33. Noncurrent assets held for sale and discontinued operations	12 Months Ended
Dec. 31, 2019
Noncurrent Assets Held For Sale And Discontinued Operations
Noncurrent assets held for sale and discontinued operations
33.	Noncurrent assets held for sale and discontinued operations
33.1.	Assets held for sale

Noncurrent assets and group of assets are reclassified as held for sale if the carrying amount will be recovered through a sale transaction, instead of continuous use. This condition is met only when the asset is available for sale in the present condition, exposed only to the terms that are usual to sales of these assets and the sale is highly probable. Management has to be committed to complete within one year.

When the Company is committed to a sale plan involving the loose of control over a subsidiary, all the assets and liabilities of this subsidiary are classified as held for sale when the criteria above is met, even if the Company keeps a non-controlling interest in its former subsidiary after the sale. Additionally, the net income of the entity classified as held for sale is presented as discontinued operations in a single caption in the statements of operations.

Noncurrent assets classified as held for sale are measured based on the lower amount between their carrying amount and their fair value less cost to sell.

Breakdown	2019	2018
		Restated
Assets of discontinued operations	-	28,657
Properties / lands held for sale	171	30
Real estate developments held for sale - Éxito	52	-
Total	223	28,687

Liabilities from discontinued operations	-	23,545
Total	-	23,545

On September 29, 2018, the Group entered into a contract for the sale of a land for R$115, which was not recognized under IFRS15 due to the contractual characteristics of long – term payment and transfer of legal title at a future date.

As disclosed in notes 2 and 12.3, on June 14, 2019, the sale of Via Varejo S.A. (“VV”) was concluded, date on which the Company lost the control over this subsidiary. Following are shown the summarized balance sheets, statements of operations and cash flows of Via Varejo through May 31, 2019. The cash flow of Via Varejo is presented before eliminations, the accounting figures presented include the effects of the Purchase Price Allocation of Globex and Casa Bahia recorded in the level of GPA.

Summarized Balance sheet (*)	05.31.2019	2018
Assets		Restated
Current
Total current assets	9,871	13,412
Noncurrent
Total noncurrent assets	16,266	15,401
Total assets	26,137	28,813

Liabilities
Current
Total current liabilities	13,484	15,733

Noncurrent
Total noncurrent liabilities	7,375	7,869
Shareholders’ equity	5,278	5,211
Total liabilities and shareholders’ equity	26,137	28,813

(*) Before elimination of transactions carried out with the Company.

Summarized Cash flow statements:	05.31.2019	2018	2017
		Restated	Restated

Cash flow provided by (used in) operating activities	(2,640)	1,609	807
Net cash used in investing activities	(234)	(590)	(260)
Net cash used in financing activities	(651)	(867)	(1,018)
Increase (decrease) of cash and cash equivalents	(3,525)	152	(471)

Summarized Statement of Operations:

The breakdown of profit from discontinued operations presented in a single line of the statement of operations is as follows:

	05.31.2019	2018	2017
		Restated	Restated

Net operating revenue	10,527	26,928	25,690
Profit before income tax and social contribution	169	341	876
Income tax and social contribution	(119)	(101)	(268)
Net profit for the year	50	240	680

Other results from discontinued operations	(100)	(112)	(108)
Gain on the sale of discontinued operations (note 12.3)	398	-	-
Profit from discontinued operations	348	128	500

Attributable to:
Controlling shareholders of the Company	312	(7)	150
Non-controlling shareholders	36	135	350

Additionally, a reclassification was made of incurred costs mainly related to indemnity costs of contingences arising from various periods prior to the acquisition by the Company, which were paid to Via Varejo. Under IFRS 5, such costs were reclassified to discontinued operations in the amount of R$87 on December 31, 2019 (R$91 on December 31, 2018 and R$ 32 on December 31, 2017).